Equity Investments - Schedule of Income (Loss) from Equity Investments (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Investments, All Other Investments [Abstract]
Equity investment in publicly listed company	$ 2	$ 0	$ 29	$ 0
Equity method investments	(12)	(4)	(12)	(14)
Non-marketable equity securities (includes NAV)	0	(1)	(3)	2
Total income (loss) from equity investments, net	$ (10)	$ (5)	$ 14	$ (12)